Share Capital	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
SHARE CAPITAL

NOTE 8 - SHARE CAPITAL

A.	Ordinary shares

1)	Rights of the Company's ordinary shares

Each ordinary share is entitled to one vote. The holder of the ordinary shares is also entitled to receive dividends whenever funds are legally available, when and if declared by the Board of Directors. Since its inception, the Company has not declared any dividends.

On January 31, 2018 the Company's ADSs commenced trading on the Nasdaq Capital Market, under the symbol CLGN. Each ADS represents one ordinary share.

On October 29, 2018, the Company's delisted its ordinary shares from trading on the TASE.

On March 1, 2018, an extraordinary general meeting of the shareholders of the Company. approved the increase of the authorized share capital of the Company by 5,000,000 ordinary shares to 15,000,000 ordinary shares, par value NIS 0.03 per share. On October 27 2019, the Company's shareholders approved an increase in the Company's authorized share capital to 30,000,000 ordinary shares NIS 1.50 par value.

On June 6, 2019, at a general meeting of shareholders, the Company's shareholders approved a reverse share split of the Company's ordinary shares at a ratio of 1-for-50, such that each fifty (50) ordinary shares, par value NIS 0.03 per share, consolidated into one (1) ordinary share, par value NIS 1.50.

Concurrently with the reverse split, the Company effected a corresponding change in the ratio of ordinary shares to each of the Company's ADSs, such that its ratio of ADSs to ordinary shares changed from one (1) ADS representing fifty (50) ordinary shares to a new ratio of one (1) ADS representing one (1) ordinary share. The first date when the Company's ADSs began trading on the Nasdaq Capital Market after implementation of the reverse split and concurrent ratio change was July 15, 2019.

Additionally, according to the share option plan of the Company, every 50 options, or 150 options if granted before the November 2016 reverse split, that were allocated to directors, employees, consultants and officers under the option plan are exercisable into one ordinary share of the Company of NIS 1.50 par value. No change took place in the exercise price of the options; however, for options that were granted between November 2016 to date, the total exercise price for one share of NIS 1.50 par value will be the former exercise price for one share of NIS 0.03 par value multiplied by 50 and, for options that were granted before the November 2016 reverse split, the total exercise price for one share of NIS 1.50 par value will be the former exercise price for one share of NIS 0.01 par value multiplied by 150.

Further, according to the terms and conditions of the warrants of the Company, each 50 warrants that the Company issued are exercisable into one ordinary share of the Company of NIS 1.50 par value. There will be no change in the exercise price of those warrants; however, the total exercise price for one share of NIS 1.50 par value will be the former exercise price for one share of NIS 0.03 par value multiplied by 50.

Following the reverse split, the Company retrospectively reflected the change in the share capital of the Company for all periods presented. Unless otherwise indicated, all of the share and ADS numbers, losses per share, share prices, options and warrants in these financial statements have been adjusted, on a retroactive basis, to reflect this 1-for-50 reverse share split.

2)	Changes in share capital:

a)	On February 12, 2017, the Company completed a capital raise of $1,812, net of issuance expenses, from institutional investors and from the public. In consideration, the Company issued 423,040 ordinary shares and 211,520 Series L warrants exercisable into 211,520 ordinary shares at an exercise price of NIS 18 (approximately $4.80) per warrant, until June 13, 2017. In addition, under the terms of the broker agreement, the Company issued to the broker 18,828 Series L warrants exercisable into 18,828 ordinary shares at an exercise price of NIS 18 (approximately $4.80) per warrant.

b)	During the second quarter of 2017, 201,109 Series L warrants were exercised into 201,109 ordinary shares, at an exercise price of NIS 18 (approximately $5.1) for each warrant. The total consideration amounted to $1,024. 29,239 Series L warrants that were not exercised expired on June 14, 2017.

c)

On September 6, 2017, the Company signed a securities purchase agreement (the "Alpha Purchase Agreement") with Alpha Capital Anstalt ("Alpha") , pursuant to which the Company agreed, upon the terms and subject to the conditions of the Alpha Purchase Agreement, to issue to Alpha, in a private placement, certain securities, in three tranches, as follows: (i) at the first closing, which was completed on October 26, 2017, ordinary shares and a Convertible Debenture ("Debenture"), for a purchase price of $2,000 (ii) at the second closing, which was completed on December 31, 2017 and which was subject, among other things, to approval of the private placement by the Company's shareholders, a Debenture for a purchase price of $2,000, and (iii) at the third closing, which was completed on April 30, 2018, which was subject, among other things, to the listing of the Company's ADSs for trading on the NASDAQ and to the receipt of shareholder and option holder approval to adopt the provisions of Chapter E3 of the Israeli Securities Law of 1968 (which allows the Company to report in Israel in accordance with U.S. reporting requirements) ("Dual Reporting Approval"), ordinary shares and/or a Debenture for a purchase price of $1,000, and a warrant (the "Alpha Warrant") to purchase 992,149 ordinary shares represented by 992,149 ADSs exercisable for a period of five years from the date of issuance at an exercise price of approximately $10.15 per ADS (calculated in accordance with the known representative rate of exchange on the date of the notice of exercise).

On October 26, 2017, upon the completion of the first closing, the Company issued to Alpha 145,600 ordinary shares and a Debenture in the principal amount of $1,375, for gross proceeds of $2,000. On December 31, 2017, upon completion of the second closing, the Company issued a Debenture in the principal amount of $2,000 for gross proceeds of $2,000. The Debentures were convertible at any time at the option of the holder into ADSs at a conversion price of $4.29 per ADS. In addition, the Debenture was mandatorily convertible at the then effective conversion price without regard to any beneficial ownership limitation if (i) the ADSs or the Company's ordinary shares are approved for listing on the Nasdaq stock market, and (ii) certain equity conditions are met, and provided that the holder may elect to convert the Debenture in whole or in part to a pre-paid warrant to purchase such number of ADSs otherwise issuable upon mandatory conversion of the Debenture. On January 31, 2018, Debentures in the aggregate principal amount of $3,375 were automatically converted into a pre-paid warrant to purchase 786,455 ordinary shares represented by 786,455 ADSs.

On April 30, 2018, the Company completed the third closing of the Alpha Purchase Agreement, which resulted in the issuance to Alpha of a pre-paid warrant to purchase 198,430 ordinary shares represented by 198,430 ADSs and the Alpha Warrant to purchase up to 992,149 ordinary shares represented by 992,149 ADSs, at an exercise price of $10.28 per ADS, for gross proceeds of $1,000. In 2018, Alpha converted a pre-paid warrant to purchase 165,000 ordinary shares into 165,000 ordinary shares and in 2019 Alpha converted a pre-paid warrant to purchase 50,000 ordinary shares into 50,000 ordinary shares.

As part of the first and second closings, and included within the ordinary shares and Debentures issued at the first and second closings, the Company issued an aggregate of 21,610 ordinary shares and Debentures convertible into 116,726 ordinary shares in connection with services Alpha provided to the Company. These issuances, having a fair market value of $871, were accounted as share-based compensation. $435 was recognized as an expense within "general, administrative and marketing expenses" in the statements of comprehensive loss in 2017 and 2018, respectively.

Under the Alpha Purchase Agreement, Alpha was also granted certain rights, including, among other things, anti-dilution protection until October 26, 2019 in the event of certain subsequent equity issuances at a price that is lower than the then applicable per ordinary share purchase price. The anti-dilution was accounted as derivatives measured in fair value, see Note 3.

On October 27, 2019, as a result of a share issuance to certain private investors, the warrant exercise price was reduced into $4.00 per share. In addition, the reduction in exercise price to become denominated in USD, resulted in the instrument being reclassified from a financial liability to equity.

d)

On November 8, 2017, the Company signed a securities purchase agreement (the "Meitav Dash Purchase Agreement") with Meitav Dash, a company held by Meitav Dash Ltd., one of the Company's shareholders pursuant to which the Company agreed, upon the terms and subject to the conditions of the Meitav Dash Purchase Agreement, to issue to Meitav Dash in a private placement certain securities in three tranches as follows: (i) at the first closing, which was completed on December 26, 2017, 190,000 ordinary shares, for a purchase price of $1,089, (ii) at the second closing, which was completed on the same day, 48,000 ordinary shares for a purchase price of $275 provided that Meitav Dash shall not be obligated to buy or hold, immediately following the second closing, 20% or more of the Company's share capital, and (iii) at the third closing, which was completed on March 7, 2018 and which was subject, among other things, to the listing of the Company's ADSs for trading on the Nasdaq and Dual Reporting Approval, for no additional consideration, warrants exercisable into 238,000 ordinary shares.

The Company completed the first and second closings on December 26, 2017 which resulted in the issuance to Meitav Dash of an aggregate of 238,000 ordinary shares for gross proceeds of $1,364 and on March 7, 2018, the Company completed the third closing which resulted in the issuance to Meitav Dash of a warrant to purchase 238,000 ordinary shares.

The warrant may be exercised for a period of five years from issuance at an exercise price of the US dollar equivalent of NIS 40 (approximately $11.57) per ADS.

Under the Meitav Dash Purchase Agreement, Meitav Dash was also granted certain rights, including, among others, anti-dilution protection in the event of certain subsequent equity issuances at a price that is lower than the then applicable per ordinary share purchase price.

On October 27, 2019, as a result of a share issuance to certain private investors, the warrant exercise price was reduced into $4.00 per share. In addition, the reduction in exercise price to become denominated in USD, resulted in the instrument being reclassified from a financial liability to equity.

e)

On November 9, 2017, the Company signed a securities purchase agreement (the "Sagy Purchase Agreement") with Ami Sagy, one of the Company's shareholders, pursuant to which the Company agreed, upon the terms and subject to the conditions of the Sagy Purchase Agreement, to issue to Ami Sagy in a private placement certain securities in two tranches as follows: (i) at the first closing, which closed on December 26, 2017, 186,000 ordinary shares, for gross proceeds of $1,066, and (ii) at the second closing, which closed on March 7, 2018 and which was subject, among other things, to the listing of the Company's ADSs for trading on the Nasdaq and to Dual Reporting Approval, for no additional consideration, the Company will issue warrants exercisable into 186,000 of its ordinary shares.

The Company completed the first closing on December 26, 2017 which resulted in the issuance to Ami Sagy of an aggregate of 186,000 ordinary shares for gross proceeds of $1,066 and on March 7, 2018, the Company completed the second closing which resulted in the issuance to Ami Sagy of a warrant to purchase 186,000 ordinary shares.

The warrant may be exercised for a period of five years from issuance at an exercise price of the NIS 40 (approximately $11.57) per ADS.

Under the Sagy Purchase Agreement, Ami Sagy was also granted certain rights, including, among other things, anti-dilution protection in the event of certain subsequent equity issuances at a price that is lower than the then applicable per ordinary share purchase price.

On October 27, 2019, as a result of a share issuance to certain private investors, the warrants exercise price was reduced into $4.00 per share. In addition, the reduction in exercise price to become denominated in USD, resulted in the instrument being reclassified from a financial liability to equity.

f)

On January 18, 2018, the Company signed Security Purchase Agreements for the purchase and sale, in a private placement, of an aggregate of 86,887 ordinary shares for total gross consideration of $634 to the following three investors: (i) Alpha for the purchase of 25,506 ordinary shares for $186; (ii) Ami Sagy for the purchase of 40,920 ordinary shares for $299; and (iii) Docor International BV for the purchase of 20,460 ordinary shares for $149. Closing occurred on January 25, 2018.

g)

On March 20, 2018, the board of directors resolved to delist all of Company's securities from trading on the TASE. In accordance with the Israeli Securities Law and the rules of the TASE, as the Company had four different series of warrants traded on the TASE, and in order to effectuate the resolution, the Company was required to enter into an arrangement between the Company, shareholders and the holders of warrants, pursuant to Section 350 of the Israeli Companies Law.

On April 16, 2018, the Company petitioned the District Court of Lod, Israel (the "Court"), to approve the convening of a shareholders' meeting and meetings of holders of Series I Warrants and Series K Warrants, in order to approve an arrangement for the delisting of all of Company securities from TASE and the reduction of the exercise price of Series I and Series K Warrants to NIS 20 (approximately $5.7) each (the "Arrangement"). The holders of Series G Warrants and Series H Warrants were not part to the Arrangement as such warrants expired before the expected date of the delisting of the Company's securities from the TASE. On July 29 2018, the Court approved the Arrangement, following its approval by the different meetings of shareholders and holders of Series I and Series K Warrants. The last date of trading of the ordinary shares, Series I Warrants and Series K Warrants on the TASE was on October 29, 2018.

h)	On July 11, 2018, following the Company's board of directors and shareholders' approval, the Company issued to Alpha a pre-paid warrant to purchase 21,200 ordinary shares represented by 21,200 ADSs, in connection with services Alpha provided to the Company. The issuance at a fair market value of $137 was accounted as share-based compensation and recognized as an expense within "general, administrative and marketing expenses" in the statements of operations.

i)	On July 26, 2018, the Company entered into a Securities Purchase Agreement with Ami Sagy, pursuant to which the Company issued on July 31, 2018, in a private placement, 222,500 ordinary shares for an aggregate purchase price of $1,245.

j)	On September 10, 2018, the Company signed a one year service agreement with a service provider according to which in return to its services the Company will pay a monthly retainer and issue a total of 12,000 restricted ADSs (12,000 ordinary shares) in 3 tranches of 4,000 ADSs (4,000 ordinary shares) each: (i) following the execution of the agreement, (ii) February 1, 2019, and (iii) June 1, 2019. If the agreement was cancelled prior to the issuance date the share balance would not be owed. The first tranche was completed on December 19, 2018. The second and third tranches were completed on January 10, 2020.

k)

On August 30, 2019, the Company entered into an agreement with Ami Sagy and certain U.S. investors for the issuance of shares and warrants in a form of a convertible loan agreements in the total amount of $6,500, as follows: (i) a convertible loan agreement with Ami Sagy, its largest shareholder (the "Sagy Loan Agreement"), pursuant to which Mr. Sagy provided a loan to the Company in an amount of $3,000 in two tranches, and (ii) a convertible loan agreement with certain U.S. investors (the "U.S. Loan Agreement", and, together with the Sagy Loan Agreement, the "Convertible Loan Agreements"), pursuant to which such U.S. investors (the "U.S. Investors") provided a loan to the Company in an amount of $3,500 in one tranche.

The Sagy Loan Agreement provided that the transactions contemplated by the Sagy Loan Agreement shall occur in three separate closings. On the first closing date, which occurred on September 3, 2019, Ami Sagy transferred to the Company the principal amount of $2,000. This amount was invested on account of the issuance in a form of convertible loan and was automatically converted into 500,000 ADSs at a conversion price of $4.00 per ADS on October 27, 2019. On the second closing date, which will occur three business days after the Company shall have executed a license and/or a co-development agreement with its certain strategic business partner with respect to the Company's intellectual property (if such were to occur), the following shall occur: (i) Ami Sagy will transfer to the Company an amount of $1,000 by way of an equity investment, and (ii) the Company will issue to Ami Sagy a warrant to purchase up to 250,000 ADSs representing 250,000 ordinary shares. On the third closing date, which was subject to shareholder approval and occurred on October 27, 2019, the Company issued to Ami Sagy a warrant to purchase up to 500,000 ADSs representing 500,000 ordinary shares. The consideration of the third closing is included in the principal amount received in the first closing.

The U.S. Loan Agreement provided that the transactions contemplated by the U.S. Loan Agreement shall occur in two separate closings. On the first closing date, which occurred on September 6, 2019, the U.S. Investors transferred to the Company the principal amount of $3,500. On the second closing date, which occurred on October 27, 2019, the following occurred: (i) the principal amount invested on account of the issuance in a form of convertible loan, was automatically converted into 875,000 ADSs at a conversion price equal to $4.00 per ADS, and (ii) the Company issued to the U.S. Investors warrants to purchase up to 875,000 ADSs representing 875,000 ordinary shares.

In addition, the Company agreed to enter into Price Protection Agreements pursuant to which, until the three-year anniversary of the first closing date, the Company shall issue additional ADSs in the event of certain subsequent equity issuances at a price that is lower than $4.00 (subject to certain adjustments) on a "full-ratchet" basis with respect to their holdings in the Company. The "full-ratchet" instruments are classified as financial liability on the balance sheets and measures at fair value through profit or loss.

The warrants issuable under the Convertible Loan Agreements are exercisable at $4.00 per ADS and have a term of three years from the issuance date. The warrants are subject to adjustments upon certain events, including share splits, share dividends, subsequent rights offerings, and fundamental transactions. In addition, until the three-year anniversary of the first closing date, in the event of certain subsequent equity issuances at a price that is lower than the then applicable exercise price, the exercise price shall adjust to such lower price

Concurrently with the execution of the Convertible Loan Agreements, the Company entered into Registration Rights Agreements with each of Ami Sagy and the U.S. Investors, pursuant to which the Company granted certain demand and piggyback registration rights with respect to the ordinary shares represented by the ADSs underlying the convertible loans and warrants.

On October 27, 2019, an extraordinary general meeting was held and the Company received the "shareholders' approval" and subsequently issued the ADSs and warrants as mentioned above.

The Company also issued an aggregate of 175,039 ADSs to Mr. Sagy, and Meitav Dash and 250,000 ADSs and 20,000 prepaid warrant to purchase up to 20,000 ADSs to Alpha in satisfaction of the price protection undertakings under the Alpha Purchase Agreement, the Meitav Dash Purchase Agreement and the Sagy Purchase Agreement.

A.	Share-based compensation:

1)

Option plan

In accordance with an option plan for employees and consultants (the "Option Plan"), as amended from time to time, employees and consultants of the Company will be granted options, each exercisable into one ordinary share of the Company of NIS 1.50 (see Note 1b). The ordinary shares that will be issued in accordance with the Option Plan will have the same rights as the other ordinary shares of the Company, immediately subsequent to their issue. An option that is not exercised within 10 years from the allotment date will expire, unless the board of directors extends its validity.

Grants to employees are made in accordance with the Option Plan, and are carried out within the provisions of Section 102 of the Israel Income Tax Ordinance. In accordance with the track selected by the Company and these provisions, the Company is not entitled to claim a tax deduction for the employee benefits.

For those who are not employees of the Company, and for the Company's controlling shareholders (as defined in the Income Tax Ordinance) options are granted in accordance with section 3(I) of the Income Tax Ordinance.

2)	Options grants

a.	Option granted to employees and directors

In the years ended December 31, 2019, 2018 and 2017, the Company granted options as follows (amounts presented reflect the number of shares issued if the options will be exercised):

	Year ended December 31, 2019
	Award amount	Exercise price range	Vesting period	Expiration
Employees	230,000	$5.07	4 years	7 years
Directors	301,390	$4.02- $5.07	4 years	7 years

	Year ended December 31, 2018
	Award amount	Exercise price range*	Vesting period	Expiration
Employees	93,000	$5.87	4 years	7 years
Directors	63,000	$7.74	4 years	7 years

	Year ended December 31, 2017
	Award amount	Exercise price range*	Vesting period	Expiration
Employees	182,000	$8.34	4 years	7 years
Directors	9,720	$0- $4.75	0-4 years	7 years

*	Exercise price range before reduction of exercise price as of October 27, 2019

	2019	2018	2017
Value of one ordinary share	$5.7-$5.93	$5.34-$7.83	$4.89-$7.44
Dividend yield	0%	0%	0%
Expected volatility	61.31%-62.56%	62.63%	57.78%-62.55%
Risk-free interest rate	2%	2%	2%
Expected term	4-5.5 years	4 years	4 years

The fair value of options granted during 2019, 2018 and 2017 was $1,602, $621 and $636, respectively.

The total unrecognized compensation cost of employee options at December 31, 2019 is $679, which is expected to be recognized over a weighted average period of 0.94 year.

Modification of share-based compensation

On October 27, 2019, the Company's board of directors approved the reduction of the exercise price of 305,342 outstanding options previously granted to employees to a price of $4.02 per share.

On December 31, 2019 an extraordinary general meeting of the shareholders of the Company, approved a reduction of the exercise price of 171,287 options held by the Company's directors and the Chief Executive Officer to a price of $4.02 per share.

The reduction of exercise price of the options was considered a Type I modification for share-based compensation, and, as a result, during the year ended December 31, 2019, the Company recorded additional compensation expense in the amount of $365.

The total incremental fair value of these options amounted to $478 and was determined based on the Black-Scholes pricing options model using the following assumptions: risk free interest rate of 1.6%, expected volatility of 49% - 74%, expected term of 0.4-5.9 years and dividend yield of 0%. The incremental fair value of the fully vested options as of October 27, 2019 in the amount of $341 was recognized immediately. The remaining incremental fair value will be recognized over the remaining vesting period and until March 2022.

The following table summarizes the number of options granted to employees under the Option Plan for the years ended December 31, 2019, 2018 and 2017, and related information:

	Year ended December 31,
	2019			2018		2017
	Number of options	Weighted average exercise price		Number of options	Weighted average exercise price*	Number of options	Weighted average exercise price*
Options outstanding at the beginning of the year	512,615	$15.09		385,115	$17.68	205,592	$27.10
Granted	531,390	5.09		156,000	7.55	191,720	8.07
Exercised	(6,076)	1.30		-	-	-	-
Expired	(11,891)	23.83		(2,500)	24.01	(7,102)	24.89
Forfeited	(304,677)	5.84		(26,000)	7.42	(5,095)	25.96
Options outstanding at the end of the year	721,361	$4.38	*	512,615	$15.09	385,115	$17.68
Options exercisable at the end of the year	310,093	$4.02	*	211,906	$20.28	131,265	$22.29

*	After repricing- see Note 8(B)(2)(a).

b.

Option granted to non-employees

The fair value of options granted to non-employees in 2019 and 2018 were $16 and $13, respectively. The underlying data used for computing the fair value of the options are as follows:

	2019	2018	2017
Value of one ordinary share	$5.93	$5.36	-
Dividend yield	0%	0%	-
Expected volatility	62%	58%	-
Risk-free interest rate	2%	2%	-
Expected term	4 years	4 years	-

The following table summarizes the number of options granted to non-employees under the Option Plan for the year ended December 31, 2019, 2018 and 2017, and related information, amounts presented reflects the number of shares issued if the options will be exercised:

	Year ended December 31
	2019		2018		2017
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price*	Number of options	Weighted average exercise price*
Options outstanding at the beginning of the year	18,664	$33.44	13,664	$43.52	13,664	$43.52
Granted	5,000	5.07	5,000	5.87	-	-
Options outstanding at the end of the year	23,664	$27.44	18,664	$33.44	13,664	$43.52
Options exercisable at the end of the year	10,202	$46.03	8,165	$51.21	7,831	$52.57

The following tables summarize information concerning outstanding and exercisable options as of December 31, 2019:

December 31, 2019
Options outstanding			Options exercisable
	Number of	Weighted	Number of	Weighted
	options	average	options	average
	outstanding	remaining	exercisable	remaining
Exercise	at end of	contractual	at end of	contractual
prices *	year	Life	year	life
60.5	6,998	0.85	6,998	0.85
26.04	6,666	5.38	1,329	5.38
6.37	5,000	5.34	1,875	5.34
5.07	248,000	6.09	-	-
4.02	478,361	5.03	310,093	4.94

* In U.S. dollars per Ordinary Share.

c.	The aggregate intrinsic value of the total exercisable options as of December 31, 2019 is approximately $521. The aggregate intrinsic value of the options exercised in 2019 is approximately $25.

d.	The following table illustrates the effect of share-based compensation on the statements of operations:

	Year ended December 31
	2019	2018	2017
Research and development expenses	$549	$457	$333
General, administrative and marketing expenses	576	977	623
	$1,125	$1,434	$956